Ancora Trust
Ancora Dividend Value Equity Fund
Schedule of Investments
March 31, 2025

	Shares	Value
Common Stocks - 96.23%

Banks - 9.14%
Bank of America Corp.	34,050	1,420,907
JP Morgan Chase & Co.	10,441	2,561,177
		3,982,084

Capital Markets - 6.93%
Ares Management Corp.	4,135	606,232
Houlihan Lokey, Inc. Class A	10,556	1,704,794
Stifel Financial Corp.	7,477	704,782
		3,015,808

Chemicals - 2.66%
Linde Plc.	2,486	1,157,581
		1,157,581

Construction Materials - 2.29%
CRH Public Ltd. Co.	11,351	998,547
		998,547

Consumer Defensive - 2.37%
Kenvue, Inc.	42,968	1,030,373
		1,030,373

Electrical Equipment - 3.9%
Eaton Corp. Plc.	6,241	1,696,491
		1,696,491

Entertainment - 1.43%
Walt Disney Co.	6,321	623,883
		623,883

Equity Real Estate Investment Trusts - 2.79%
Weyerhaeuser Co.	41,456	1,213,832
		1,213,832

Food Products - 2.31%
Kellanova	12,214	1,007,533
		1,007,533

Health Care Providers & Services - 4.77%
UnitedHealth Group, Inc.	3,963	2,075,621
		2,075,621

Hotels, Restaurants & Leisure - 6.32%
Marriott International, Inc.	3,525	839,655
McDonalds Corp.	4,600	1,436,902
Wyndham Hotels & Resorts, Inc.	5,240	474,272
		2,750,829

Household Products - 2.57%
Procter & Gamble Co.	6,572	1,120,000
		1,120,000

IT Services - 2.06%
Accenture Plc.	2,880	898,675
		898,675

Industrial Conglomerates - 3.4%
Honeywell International, Inc.	7,000	1,482,250
		1,482,250

Industrials - 4.62%
Paccar, Inc.	5,900	574,483
General Dynamics Corp.	5,267	1,435,679
		2,010,162

Oil, Gas & Consumable Fuels - 6.13%
Chevron Corp.	5,860	980,319
EOG Resources, Inc.	13,174	1,689,434
		2,669,753

Pharmaceuticals - 8.73%
AbbVie, Inc.	12,219	2,560,125
Johnson & Johnson	7,495	1,242,971
		3,803,096

Real Estate Investment Trusts - 3.56%
American Tower Corp.	7,123	1,549,965
		1,549,965

Semiconductors & Semiconductor Equipment - 6.11%
Broadcom, Inc.	12,222	2,046,329
Qualcomm, Inc.	4,007	615,515
		2,661,845

Software - 4.9%
Microsoft Corp.	5,690	2,135,969
		2,135,969

Specialty Retail - 4.1%
The Home Depot, Inc.	4,875	1,786,639
		1,786,639

Technology Harware, Storage & Peripheral - 5.14%
Apple, Inc.	10,075	2,237,960
		2,237,960

TOTAL COMMON STOCKS (Cost $27,640,214)		41,908,896

Money Market Funds - 3.81%
Federated Hermes Government Obligations Fund - Institutional Class - 4.21% (a)	1,659,949	1,659,949
		1,659,949

TOTAL MONEY MARKET FUNDS (Cost $1,659,949)		1,659,949

TOTAL INVESTMENTS (Cost $29,300,163) - 100.04%		43,568,844

Liabilities In Excess of Other Assets - (0.04)%		(20,230)

TOTAL NET ASSETS - 100.00%		$ 43,548,615

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2025.